Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) (Parenthetical) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ILS (₪)
Issue of shares and warrants, net of issue expenses	₪ 350	$ 96	₪ 404